LOANS AND LEASES - Financial Difficulty Modifications, Payment Status (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 26,106	$ 31,654	$ 6,731
Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	20,935	19,562	2,313
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,044	890	1,391
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,836	10,741	240
Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,291	461	2,787
Commercial
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	20,200	18,306	4,510
Commercial | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	17,525	17,916	1,181
Commercial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	0	821
Commercial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,351	0	0
Commercial | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	1,324	390	2,508
Residential real estate
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	4,511	2,357	2,040
Residential real estate | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,164	1,159	1,021
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	940	890	500
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	440	241	240
Residential real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	967	67	279
Home equity
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	921	491	181
Home equity | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	772	487	111
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	104	0	70
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	45	0	0
Home equity | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 0	4	$ 0
Construction real estate
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications		10,500
Construction real estate | Current
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications		0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications		0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications		10,500
Construction real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financial Receivables, Financial Difficulty Modifications		$ 0